Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended
	May 29, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Apr. 03, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Loss on abandonment of project development costs					$ 12,194,783
Restricted cash		$ 15,917,555	$ 6,490,824	$ 15,917,555	6,490,824		$ 5,796,398
Effective income tax rate			0.00%
Shares excluded from diluted net loss per share (in Shares)				17,400,000
Advertising and marketing costs		$ 45,976	$ 244,057	$ 313,571	$ 285,831
Grant received						$ 100,000
Mountaineer GM, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage		60.00%		60.00%
Purchase price				$ 100
Youth Sports Management, Llc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage		50.00%		50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted stock awards vesting period				12 months
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted stock awards vesting period				36 months
Youth Sports Management, Llc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts		$ 0		$ 0			$ 1,306,047
Ownership acquired, description	the Company acquired the remaining 50% in Youth Sports for the accounts receivable amounts due from them, which was fully reserved as of the date of the transaction. The results of this non-cash transaction increased the Company’s interest to 100%.